Provisions - Summary of Changes to Decommissioning Liability (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions [Line Items]
Increase (decrease) in decommissioning liability due to change in discount rate	CAD 0	CAD 75